Income Taxes - Additional Information (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Tax Credit Carryforward [Line Items]
Credit carryforwards	$ 556	$ 570
Tax Credit Carryforward, Expiration Dates	2026